Related party disclosures	9 Months Ended
Sep. 30, 2023
Related party disclosures
Related party disclosures

16. Related party disclosures

Antony Blanc

In addition to his Management Board position at CureVac N.V., Antony also took over the role as Managing Director in 2022 at CureVac Belgium SA. He receives compensation on his role of Managing Director through Clarentis SRL, a wholly owned consulting company of Antony Blanc. As it relates to these services, CureVac paid in 2023 until September 2023 an amount of EUR 47k (2022: EUR 69K).

As Antony Blanc will leave the company as of November 30, 2023, CureVac and Antony Blanc signed a settlement agreement as of September 26, 2023. Certain payments under this agreement will be paid via the Clarentis SRL entity.

Franz-Werner Haas

In Q1 2023, a consulting agreement between CureVac SE and Franz-Werner Haas was entered into. For the nine-month period ended September 30, 2023 CureVac paid EUR 65k under this agreement.

Alexander Zehnder

In Q1 2023, a first addendum to the future service agreement was entered into to ensure a smooth transition from CEO Franz-Werner Haas to the new CEO Alexander Zehnder. Total compensation amounted to EUR 51k during the month of March.

Barker BioMedical GmbH

In Q1 2023, a consulting agreement between CureVac SE and Barker BioMedical GmbH was entered into. Barker BioMedical GmBH is a wholly-owned consulting company of Debra Barker, Supervisory Board member of CureVac N.V. For the nine-month period ended September 30, 2023 total costs incurred under this agreement amount to EUR 14k.

Craig Tooman

In Q1 2023, a consulting agreement between CureVac SE and Craig Tooman was entered into. For the nine-month period ended September 30, 2023, CureVac paid EUR 5k under this agreement.

Ralf Clemens

In Q3 2023, a consulting agreement between CureVac N.V. and GRID EUROPE was entered into. GRID EUROPE is a wholly owned consulting company of Ralf Clemens, who was a member of the supervisory board up to September 30, 2023. So far no costs have been incurred.

Immatics Biotechnologies GmbH

In August 2023, CureVac Manufacturing GmbH and Immatics Biotechnologies GmbH entered into an agreement, whereby CureVac purchased certain technical equipment from Immatics that is installed in temporary laboratory space that CureVac plans to use. Our largest shareholder, dievini, held 22.4% of the shares in Immatics as per the 20-F filed in March 2023.